Related Party Transactions and Balances - Schedule of Related Parties (Details)	6 Months Ended
Mar. 31, 2025
Jianbo Zhang [Member]
Schedule of Related Parties [Line Items]
Name of related parties	Founder and ultimate controlling shareholder, CEO